SUBSEQUENT EVENTS (Details) - Subsequent event - O 2025 Q1 Dividends	2 Months Ended
	Mar. 15, 2025 $ / shares	Mar. 15, 2025 ¥ / shares
SUBSEQUENT EVENTS
Dividends payable, date declared	Mar. 15, 2025	Mar. 15, 2025
Dividends payable, date to be paid	May 15, 2025	May 15, 2025
Dividends payable, date of record	Apr. 30, 2025	Apr. 30, 2025
American depositary shares
SUBSEQUENT EVENTS
Common share dividend declared per share | (per share)	$ 0.22	¥ 1.61